Schedule of Redemption Option for Investors (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 5,462	$ 5,014	$ 4,591	$ 3,582	$ 2,959
2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	3,418	3,244
2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	427	402
2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	309	309
2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	1,105	$ 1,059
Redemption Options Maturity Year Two Thousand Twenty Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 203